Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	Prelude Therapeutics Incorporated
Amendment Flag	false
Entity Central Index Key	0001678660
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity File Number	001-39527
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1384762
Entity Address, Address Line One	175 Innovation Boulevard
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302
Local Phone Number	467-1280
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PRLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false